Concentration of major customers and suppliers (Details Narrative)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Customer one [Member]
Concentration risk percentage	59.00%	38.00%	13.00%
Customer one [Member] | Accounts Receivable [Member]
Concentration risk percentage	51.00%	34.00%
Customer Two [Member]
Concentration risk percentage		14.00%	13.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	27.00%	29.00%
Customer Three [Member]
Concentration risk percentage			10.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	14.00%	22.00%
Customer Four [Member] | Accounts Receivable [Member]
Concentration risk percentage		12.00%
Supplier One [Member]
Concentration risk percentage	20.00%	36.00%	14.00%
Supplier One [Member] | Accounts Receivable [Member]
Concentration risk percentage	51.00%	40.00%
Supplier Two [Member]
Concentration risk percentage		12.00%	12.00%
Supplier Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	15.00%	23.00%
Supplier Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	12.00%	14.00%